Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information
Entity Registrant Name	GTX INC /DE/
Entity Central Index Key	0001260990
Document Type	S-4
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Filer Category	Accelerated Filer